Share-Based Payments - Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares | shares	232,554
Granted, shares | shares	1,371
Exercised, shares | shares	(42,550)
Forfeited, shares | shares	(2,949)
Expired, shares | shares	(1,750)
Outstanding, end of period, shares | shares	186,676
Vested and expected to vest, end of period, shares | shares	184,537	[1]
Exercisable, end of period, shares | shares	105,862
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 26.41
Granted, weighted-average exercise price per share (in dollars per share) | $ / shares	30.59
Exercised, weighted-average exercise price per share (in dollars per share) | $ / shares	24.03
Forfeited, weighted-average exercise price per share (in dollars per share) | $ / shares	33.18
Expired, weighted-average exercise price per share (in dollars per share) | $ / shares	28.55
Outstanding, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	26.86
Vested and expected to vest, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	26.77	[1]
Exercisable, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 21.85
Outstanding, end of period, weighted-average remaining contractual term	5 years 8 months 12 days
Vested and expected to vest, end of period, weighted-average remaining contractual term	5 years 7 months 6 days	[1]
Exercisable, end of period, weighted-average remaining contractual term	4 years 1 month 6 days
Outstanding, end of period, aggregate intrinsic value | $	$ 1,138	[2]
Vested and expected to vest, end of period, aggregate intrinsic value | $	1,138	[1],[2]
Exercisable, end of period, aggregate intrinsic value | $	$ 1,126	[2]

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Market price of underlying Pfizer common stock less exercise price.